WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 5.6%
Entertainment Content - 1.5%
Walt Disney Company (The) (a)	28,973	$ 4,142,270

Internet Media & Services - 2.1%
Alphabet, Inc. - Class A (a)	2,153	5,826,169

Telecommunications - 2.0%
T-Mobile USA, Inc. (a)	52,526	5,681,737

Consumer Discretionary - 3.9%
Automotive - 1.9%
General Motors Company (a)	100,241	5,285,708

Retail - Discretionary - 2.0%
Home Depot, Inc. (The)	15,509	5,691,493

Consumer Staples - 8.4%
Beverages - 2.0%
PepsiCo, Inc.	32,501	5,639,574

Food - 1.4%
McCormick & Company, Inc.	39,501	3,962,345

Retail - Consumer Staples - 5.0%
Dollar General Corporation	25,752	5,368,777
Walmart, Inc.	61,120	8,545,187
		13,913,964
Energy - 7.9%
Oil & Gas Producers - 7.9%
Chevron Corporation	32,848	4,313,928
ConocoPhillips	85,031	7,535,447
EOG Resources, Inc.	56,430	6,290,817
Valero Energy Corporation	50,694	4,206,081
		22,346,273

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 22.1%
Asset Management - 5.3%
Blackstone, Inc.	52,663	$ 6,949,936
Charles Schwab Corporation (The)	92,798	8,138,385
		15,088,321
Banking - 5.8%
Bank of America Corporation	126,399	5,832,050
PNC Financial Services Group, Inc. (The)	27,685	5,702,833
Western Alliance Bancorp	48,056	4,766,675
		16,301,558
Institutional Financial Services - 4.9%
Goldman Sachs Group, Inc. (The)	22,996	8,156,221
Intercontinental Exchange, Inc.	44,595	5,648,403
		13,804,624
Insurance - 6.1%
American International Group, Inc.	102,577	5,923,822
Berkshire Hathaway, Inc. - Class B (a)	18,222	5,703,850
Progressive Corporation (The)	50,446	5,481,462
		17,109,134
Health Care - 15.7%
Biotech & Pharma - 2.0%
Gilead Sciences, Inc.	81,966	5,629,425

Health Care Facilities & Services - 8.3%
CVS Health Corporation	81,212	8,649,890
McKesson Corporation	24,579	6,309,921
UnitedHealth Group, Inc.	17,877	8,448,134
		23,407,945
Medical Equipment & Devices - 5.4%
Becton, Dickinson and Company	27,588	7,011,214
Medtronic plc	78,370	8,110,511
		15,121,725
Industrials - 12.9%
Aerospace & Defense - 1.9%
L3Harris Technologies, Inc.	26,129	5,468,539

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 12.9% (Continued)
Diversified Industrials - 4.8%
Eaton Corporation plc	50,713	$ 8,034,461
Honeywell International, Inc.	27,011	5,523,209
		13,557,670
Electrical Equipment - 2.3%
Veritiv Holdings Company	313,638	6,542,489

Machinery - 1.9%
Middleby Corporation (The) (a)	28,217	5,225,788

Transportation & Logistics - 2.0%
Union Pacific Corporation	22,922	5,605,575

Materials - 2.0%
Chemicals - 2.0%
Huntsman Corporation	153,447	5,498,006

Real Estate - 4.0%
REITs - 4.0%
Alexandria Real Estate Equities, Inc.	28,667	5,585,478
Prologis, Inc.	36,894	5,785,717
		11,371,195
Technology - 12.2%
Semiconductors - 4.5%
Microchip Technology, Inc.	92,141	7,139,085
Teradyne, Inc.	46,614	5,473,882
		12,612,967
Software - 3.2%
Microsoft Corporation	29,034	9,028,993

Technology Hardware - 2.3%
Cisco Systems, Inc.	117,765	6,555,977

Technology Services - 2.2%
Visa, Inc. - Class A	27,369	6,190,047

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Utilities - 3.9%
Electric Utilities - 3.9%
DTE Energy Company	47,839	$ 5,761,251
NextEra Energy, Inc.	67,970	5,309,816
		11,071,067

Total Common Stocks (Cost $221,393,794)		$ 277,680,578

MONEY MARKET FUNDS - 2.8%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 0.01% (b) (Cost $7,858,538)	7,858,538	$ 7,858,538

Investments at Value - 101.4% (Cost $229,252,332)		$ 285,539,116

Liabilities in Excess of Other Assets - (1.4%)		(3,889,438)

Net Assets - 100.0%		$ 281,649,678

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Communications - 1.2%
Cable & Satellite - 1.2%
Cable One, Inc.	4	$ 6,179

Consumer Discretionary - 11.8%
Apparel & Textile Products - 0.9%
Skechers U.S.A., Inc. - Class A (a)	111	4,662

Automotive - 3.4%
Dana, Inc.	467	10,115
General Motors Company (a)	129	6,802
		16,917
E-Commerce Discretionary - 1.1%
1-800-FLOWERS.COM, Inc. - Class A (a)	334	5,688

Home & Office Products - 1.0%
Scotts Miracle-Gro Company (The)	32	4,838

Home Construction - 3.9%
Masonite International Corporation (a)	77	7,642
Mohawk Industries, Inc. (a)	28	4,420
PulteGroup, Inc.	149	7,851
		19,913
Leisure Facilities & Services - 1.5%
Texas Roadhouse, Inc.	91	7,771

Consumer Staples - 6.5%
Beverages - 1.8%
Constellation Brands, Inc. - Class A	39	9,272

Food - 4.7%
Darling Ingredients, Inc. (a)	74	4,719
McCormick & Company, Inc.	85	8,526
Nomad Foods Ltd. (a)	416	10,733
		23,978

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Energy - 7.5%
Oil & Gas Producers - 6.5%
Devon Energy Corporation	255	$ 12,896
Diamondback Energy, Inc.	95	11,985
Valero Energy Corporation	100	8,297
		33,178
Oil & Gas Services & Equipment - 1.0%
Baker Hughes Company	180	4,939

Financials - 15.9%
Asset Management - 3.8%
Blue Owl Capital, Inc.	660	8,204
LPL Financial Holdings, Inc.	63	10,856
		19,060
Banking - 6.9%
Pinnacle Financial Partners, Inc.	71	6,866
Synovus Financial Corporation	220	10,947
Veritex Holdings, Inc.	252	10,118
Western Alliance Bancorp	69	6,844
		34,775
Institutional Financial Services - 1.4%
Intercontinental Exchange, Inc.	57	7,220

Insurance - 3.8%
Arch Capital Group Ltd. (a)	184	8,523
Voya Financial, Inc.	161	10,941
		19,464
Health Care - 8.8%
Health Care Facilities & Services - 5.0%
Centene Corporation (a)	139	10,809
McKesson Corporation	57	14,633
		25,442
Medical Equipment & Devices - 3.8%
Cooper Companies, Inc. (The)	24	9,559
ICU Medical, Inc. (a)	45	9,601
		19,160

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Industrials - 11.0%
Commercial Support Services - 1.8%
Cintas Corporation	24	$ 9,397

Electrical Equipment - 1.9%
Fortive Corporation	134	9,452

Industrial Intermediate Products - 1.5%
Timken Company (The)	115	7,682

Machinery - 4.0%
AGCO Corporation	91	10,665
Middleby Corporation (The) (a)	52	9,631
		20,296
Transportation Equipment - 1.8%
TFI International, Inc.	93	8,956

Materials - 7.5%
Chemicals - 3.5%
Albemarle Corporation	34	7,505
Huntsman Corporation	293	10,498
		18,003
Construction Materials - 1.0%
Cemex S.A.B. de C.V. - ADR (a)	804	4,920

Forestry, Paper & Wood Products - 1.7%
UFP Industries, Inc.	109	8,705

Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	180	6,700

Real Estate - 8.9%
REITs - 8.9%
Alexandria Real Estate Equities, Inc.	45	8,768
Americold Realty Trust	314	8,933
National Retail Properties, Inc.	223	9,897
STAG Industrial, Inc.	171	7,307

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Real Estate - 8.9% (Continued)
REITs - 8.9% (Continued)
Urban Edge Properties	577	$ 10,524
		45,429
Technology - 8.2%
Semiconductors - 5.3%
Microchip Technology, Inc.	120	9,298
Rambus, Inc. (a)	278	7,019
Teradyne, Inc.	89	10,451
		26,768
Software - 2.0%
Tyler Technologies, Inc. (a)	21	9,950

Technology Services - 0.9%
Science Applications International Corporation	59	4,840

Utilities - 8.3%
Electric Utilities - 8.3%
Alliant Energy Corporation	174	10,416
CMS Energy Corporation	149	9,593
DTE Energy Company	81	9,755
Evergy, Inc.	187	12,147
		41,911

Total Common Stocks (Cost $483,631)		$ 485,465

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.01% (b) (Cost $4,828)	4,828	$ 4,828

Investments at Value - 96.6% (Cost $488,459)		$ 490,293

Other Assets in Excess of Liabilities - 3.4%		17,434

Net Assets - 100.0%		$ 507,727

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communications - 2.0%
Entertainment Content - 2.0%
Madison Square Garden Entertainment Corporation (a)	91,431	$ 6,476,058

Consumer Discretionary - 17.2%
Automotive - 2.9%
Dana, Inc.	292,206	6,329,182
Holley, Inc. (a)	255,541	3,025,605
		9,354,787
E-Commerce Discretionary - 0.8%
1-800-FLOWERS.COM, Inc. - Class A (a)	150,307	2,559,728

Home Construction - 2.0%
Masonite International Corporation (a)	66,664	6,615,735

Leisure Facilities & Services - 3.2%
Bloomin' Brands, Inc. (a)	166,409	3,383,095
Jack in the Box, Inc.	77,022	7,012,853
		10,395,948
Leisure Products - 1.0%
Callaway Golf Company (a)	137,914	3,290,628

Retail - Discretionary - 4.3%
Academy Sports & Outdoors, Inc. (a)	91,490	3,558,961
Builders FirstSource, Inc. (a)	71,888	4,887,665
Sonic Automotive, Inc. - Class A	107,550	5,486,126
		13,932,752
Wholesale - Discretionary - 3.0%
IAA, Inc. (a)	72,304	3,320,923
KAR Auction Services, Inc. (a)	445,282	6,331,910
		9,652,833
Consumer Staples - 4.0%
Food - 4.0%
J & J Snack Foods Corporation	42,957	6,516,147
Nomad Foods Ltd. (a)	254,325	6,561,585
		13,077,732

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Energy - 6.4%
Oil & Gas Producers - 5.4%
Diamondback Energy, Inc.	41,943	$ 5,291,529
Magnolia Oil & Gas Corporation - Class A	244,449	5,287,432
PDC Energy, Inc.	120,159	7,121,824
		17,700,785
Oil & Gas Services & Equipment - 1.0%
ChampionX Corporation (a)	145,292	3,254,541

Financials - 20.4%
Banking - 11.7%
BOK Financial Corporation	80,589	8,264,402
Pinnacle Financial Partners, Inc.	62,880	6,081,125
Simmons First National Corporation - Class A	278,305	7,959,523
Triumph Bancorp, Inc. (a)	32,516	2,844,500
Veritex Holdings, Inc.	162,702	6,532,485
Western Alliance Bancorp	29,379	2,914,103
Wintrust Financial Corporation	33,036	3,239,840
		37,835,978
Institutional Financial Services - 1.8%
Perella Weinberg Partners	547,262	5,943,265

Insurance - 4.9%
Everest Re Group Ltd.	17,111	4,849,257
International General Insurance Holdings Ltd.	412,871	3,187,364
Voya Financial, Inc.	115,239	7,831,643
		15,868,264
Specialty Finance - 2.0%
MGIC Investment Corporation	426,786	6,478,612

Health Care - 7.8%
Health Care Facilities & Services - 2.0%
Aveanna Healthcare Holdings, Inc. (a)	312,349	1,714,796
Ortho Clinical Diagnostics Holdings plc (a)	271,359	4,710,792
		6,425,588
Medical Equipment & Devices - 5.8%
Envista Holdings Corporation (a)	115,769	5,005,852

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 7.8% (Continued)
Medical Equipment & Devices - 5.8% (Continued)
ICU Medical, Inc. (a)	17,936	$ 3,826,825
Integra LifeSciences Holdings Corporation (a)	73,949	4,787,458
Merit Medical Systems, Inc. (a)	96,254	5,337,284
		18,957,419
Industrials - 10.9%
Aerospace & Defense - 2.0%
Moog, Inc. - Class A	82,821	6,314,273

Electrical Equipment - 2.4%
Hubbell, Inc.	25,750	4,822,717
Veritiv Holdings Company	148,796	3,103,885
		7,926,602
Industrial Intermediate Products - 2.4%
AZZ, Inc.	66,985	3,187,146
Timken Company (The)	70,917	4,737,256
		7,924,402
Machinery - 3.0%
Albany International Corporation - Class A	78,037	6,532,477
Middleby Corporation (The) (a)	17,347	3,212,665
		9,745,142
Transportation & Logistics - 1.1%
Alaska Air Group, Inc. (a)	62,272	3,408,769

Materials - 6.9%
Chemicals - 3.8%
Ecovyst, Inc.	811,371	8,300,325
Huntsman Corporation	113,254	4,057,891
		12,358,216
Construction Materials - 1.0%
Eagle Materials, Inc.	22,358	3,260,915

Metals & Mining - 2.1%
Encore Wire Corporation	28,760	3,240,964
Livent Corporation (a)	149,687	3,444,298
		6,685,262

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Real Estate - 11.4%
Real Estate Owners & Developers - 2.0%
Radius Global Infrastructure, Inc. - Class A (a)	471,681	$ 6,490,330

REITs - 9.4%
Alexander & Baldwin, Inc.	214,207	4,916,051
American Assets Trust, Inc.	91,114	3,277,371
Americold Realty Trust	229,171	6,519,915
National Retail Properties, Inc.	151,049	6,703,555
STAG Industrial, Inc.	76,565	3,271,622
Urban Edge Properties	312,419	5,698,522
		30,387,036
Technology - 7.5%
Semiconductors - 2.1%
Rambus, Inc. (a)	265,123	6,694,356

Technology Hardware - 3.1%
ADTRAN, Inc.	277,828	5,337,076
Viavi Solutions, Inc. (a)	289,334	4,762,437
		10,099,513
Technology Services - 2.3%
CACI International, Inc. - Class A (a)	12,004	2,970,510
Science Applications International Corporation	56,601	4,642,980
		7,613,490
Utilities - 4.7%
Electric Utilities - 4.7%
Alliant Energy Corporation	80,750	4,833,695
IDACORP, Inc.	66,538	7,333,818
NorthWestern Corporation	55,549	3,228,508
		15,396,021

Total Common Stocks (Cost $294,881,334)		$ 322,124,980

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 0.01% (b) (Cost $2,016,414)	2,016,414	$ 2,016,414

Investments at Value - 99.8% (Cost $296,897,748)		$ 324,141,394

Other Assets in Excess of Liabilities - 0.2%		564,678

Net Assets - 100.0%		$ 324,706,072

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Consumer Discretionary - 16.9%
Automotive - 1.1%
Methode Electronics, Inc.	266,377	$ 11,728,579

E-Commerce Discretionary - 0.6%
1-800-FLOWERS.COM, Inc. - Class A (a)	397,735	6,773,427

Home Construction - 5.0%
Century Communities, Inc.	346,775	22,835,134
Griffon Corporation	461,491	10,332,783
Masonite International Corporation (a)	222,232	22,054,304
		55,222,221
Leisure Facilities & Services - 5.0%
Bloomin' Brands, Inc. (a)	554,246	11,267,821
Chuy's Holdings, Inc. (a)	330,230	8,325,098
Jack in the Box, Inc.	242,334	22,064,511
Papa John's International, Inc.	105,100	12,974,595
		54,632,025
Retail - Discretionary - 5.2%
Academy Sports & Outdoors, Inc. (a)	309,994	12,058,767
Monro, Inc.	407,270	20,253,537
Sonic Automotive, Inc. - Class A	481,174	24,544,686
		56,856,990
Consumer Staples - 7.3%
Beverages - 1.0%
Duckhorn Portfolio, Inc. (The) (a)	553,415	11,046,163

Food - 4.2%
Hostess Brands, Inc. (a)	1,238,012	25,404,006
J & J Snack Foods Corporation	137,297	20,826,582
		46,230,588
Household Products - 2.1%
Central Garden & Pet Company - Class A (a)	535,623	23,208,545

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Energy - 5.2%
Oil & Gas Producers - 5.2%
Brigham Minerals, Inc. - Class A	479,789	$ 10,382,634
PDC Energy, Inc.	363,366	21,536,703
Whiting Petroleum Corporation (a)	340,596	25,289,253
		57,208,590
Financials - 21.4%
Banking - 14.7%
Columbia Banking System, Inc.	672,365	23,378,131
Hilltop Holdings, Inc.	295,003	9,743,949
Provident Financial Services, Inc.	463,737	11,208,523
Renasant Corporation	604,952	22,250,135
Sandy Spring Bancorp, Inc.	462,849	21,897,386
Simmons First National Corporation - Class A	729,516	20,864,158
Triumph Bancorp, Inc. (a)	225,877	19,759,720
Trustmark Corporation	344,147	11,212,309
Veritex Holdings, Inc.	532,264	21,370,400
		161,684,711
Institutional Financial Services - 4.6%
Moelis & Company - Class A	322,713	18,223,603
Perella Weinberg Partners	980,005	10,642,854
Piper Sandler Companies	139,959	21,584,477
		50,450,934
Insurance - 2.1%
Argo Group International Holdings Ltd.	399,450	22,680,771

Health Care - 6.7%
Health Care Facilities & Services - 1.6%
Aveanna Healthcare Holdings, Inc. (a)	1,016,026	5,577,982
Patterson Companies, Inc.	425,465	12,206,591
		17,784,573
Medical Equipment & Devices - 5.1%
Avanos Medical, Inc. (a)	359,671	10,883,645
CONMED Corporation	166,021	22,841,169
Merit Medical Systems, Inc. (a)	395,447	21,927,536
		55,652,350

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 11.7%
Aerospace & Defense - 1.9%
Moog, Inc. - Class A	276,807	$ 21,103,766

Engineering & Construction - 2.0%
Comfort Systems USA, Inc.	239,625	21,513,532

Industrial Intermediate Products - 0.9%
AZZ, Inc.	217,256	10,337,040

Machinery - 6.9%
Alamo Group, Inc.	80,832	11,385,187
Albany International Corporation - Class A	2,886	241,587
Altra Industrial Motion Corporation	442,615	21,369,452
Astec Industries, Inc.	178,537	11,299,607
Columbus McKinnon Corporation	233,941	10,124,967
Federal Signal Corporation	535,251	20,885,494
		75,306,294
Materials - 7.0%
Chemicals - 4.0%
Ecovyst, Inc.	1,072,642	10,973,128
Innospec, Inc.	121,601	11,304,029
Stepan Company	200,746	22,114,179
		44,391,336
Forestry, Paper & Wood Products - 0.9%
UFP Industries, Inc.	129,709	10,358,561

Metals & Mining - 2.1%
Encore Wire Corporation	98,856	11,140,083
Livent Corporation (a)	496,659	11,428,123
		22,568,206
Real Estate - 9.1%
Real Estate Owners & Developers - 1.8%
Radius Global Infrastructure, Inc. - Class A (a)	1,449,211	19,941,143

REITs - 7.3%
Community Healthcare Trust, Inc.	348,711	15,810,557

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 9.1% (Continued)
REITs - 7.3% (Continued)
Plymouth Industrial REIT, Inc.	838,639	$ 24,110,871
PotlatchDeltic Corporation	213,822	11,501,485
Sunstone Hotel Investors, Inc. (a)	961,200	10,871,172
Urban Edge Properties	945,486	17,245,665
		79,539,750
Technology - 8.4%
Semiconductors - 3.2%
Amkor Technology, Inc.	549,163	12,092,569
Rambus, Inc. (a)	919,495	23,217,249
		35,309,818
Technology Hardware - 3.2%
ADTRAN, Inc.	608,182	11,683,176
Viavi Solutions, Inc. (a)	1,465,341	24,119,513
		35,802,689
Technology Services - 2.0%
Repay Holdings Corporation (a)	1,213,906	21,716,779

Utilities - 5.2%
Electric Utilities - 3.7%
Avista Corporation	401,952	17,870,786
NorthWestern Corporation	394,862	22,949,379
		40,820,165
Gas & Water Utilities - 1.5%
South Jersey Industries, Inc.	668,281	16,720,391

Total Common Stocks (Cost $931,932,128)		$ 1,086,589,937

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 0.01% (b) (Cost $13,834,384)	13,834,384	$ 13,834,384

Investments at Value - 100.2% (Cost $945,766,512)		$ 1,100,424,321

Liabilities in Excess of Other Assets - (0.2%)		(2,092,967)

Net Assets - 100.0%		$ 1,098,331,354

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communications - 9.2%
Entertainment Content - 6.2%
Activision Blizzard, Inc.	5,570	$ 440,086
Madison Square Garden Entertainment Corporation (a)	6,667	472,224
Walt Disney Company (The) (a)	3,294	470,943
		1,383,253
Internet Media & Services - 0.9%
Alphabet, Inc. - Class A (a)	78	211,073

Telecommunications - 2.1%
T-Mobile USA, Inc. (a)	4,422	478,328

Consumer Discretionary - 5.3%
Automotive - 3.4%
Aptiv plc (a)	2,729	372,727
General Motors Company (a)	7,414	390,940
		763,667
Wholesale - Discretionary - 1.9%
IAA, Inc. (a)	9,258	425,220

Consumer Staples - 7.5%
Beverages - 2.9%
Duckhorn Portfolio, Inc. (The) (a)	10,590	211,376
PepsiCo, Inc.	2,581	447,855
		659,231
Food - 1.5%
J & J Snack Foods Corporation	2,187	331,746

Household Products - 3.1%
Church & Dwight Company, Inc.	4,514	463,362
Colgate-Palmolive Company	2,782	229,376
		692,738
Energy - 5.2%
Oil & Gas Producers - 5.2%
Devon Energy Corporation	9,516	481,224

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 5.2% (Continued)
Oil & Gas Producers - 5.2% (Continued)
Pioneer Natural Resources Company	3,153	$ 690,160
		1,171,384
Financials - 19.6%
Asset Management - 1.5%
Apollo Global Management, Inc.	4,756	332,920

Banking - 9.5%
Bank of America Corporation	9,974	460,201
BOK Financial Corporation	4,300	440,965
Pinnacle Financial Partners, Inc.	4,361	421,752
PNC Financial Services Group, Inc. (The)	2,402	494,788
Triumph Bancorp, Inc. (a)	3,807	333,036
		2,150,742
Institutional Financial Services - 1.8%
Perella Weinberg Partners	37,329	405,393

Insurance - 6.8%
Chubb Ltd.	2,251	444,077
International General Insurance Holdings Ltd.	26,177	202,086
Progressive Corporation (The)	4,041	439,095
Voya Financial, Inc.	6,462	439,158
		1,524,416
Health Care - 15.4%
Biotech & Pharma - 4.1%
Gilead Sciences, Inc.	6,581	451,983
Johnson & Johnson	2,737	471,558
		923,541
Health Care Facilities & Services - 5.5%
CVS Health Corporation	5,212	555,130
McKesson Corporation	1,872	480,580
Ortho Clinical Diagnostics Holdings plc (a)	10,990	190,786
		1,226,496
Medical Equipment & Devices - 5.8%
Becton, Dickinson and Company	2,566	652,123
ICU Medical, Inc. (a)	1,036	221,041

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 15.4% (Continued)
Medical Equipment & Devices - 5.8% (Continued)
Medtronic plc	4,170	$ 431,554
		1,304,718
Industrials - 9.1%
Aerospace & Defense - 2.0%
L3Harris Technologies, Inc.	2,107	440,974

Electrical Equipment - 3.7%
Fortive Corporation	5,963	420,630
Veritiv Holdings Company	20,090	419,077
		839,707
Machinery - 1.4%
Albany International Corporation - Class A	3,922	328,311

Transportation & Logistics - 2.0%
Norfolk Southern Corporation	1,631	443,616

Materials - 6.7%
Chemicals - 5.2%
Albemarle Corporation	2,087	460,684
Corteva, Inc.	7,397	355,648
Ecovyst, Inc.	33,626	343,994
		1,160,326
Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	9,058	337,139

Real Estate - 6.1%
Real Estate Owners & Developers - 1.9%
Radius Global Infrastructure, Inc. - Class A (a)	31,048	427,221

REITs - 4.2%
Alexandria Real Estate Equities, Inc.	2,205	429,622
Americold Realty Trust	10,500	298,725
National Retail Properties, Inc.	5,045	223,897
		952,244

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Technology - 9.2%
Semiconductors - 4.2%
Rambus, Inc. (a)	18,291	$ 461,848
Teradyne, Inc.	4,131	485,103
		946,951
Software - 2.1%
Microsoft Corporation	1,533	476,732

Technology Hardware - 1.9%
Cisco Systems, Inc.	7,700	428,659

Technology Services - 1.0%
CACI International, Inc. - Class A (a)	867	214,548

Utilities - 5.7%
Electric Utilities - 5.7%
CMS Energy Corporation	8,398	540,663
DTE Energy Company	3,275	394,408
WEC Energy Group, Inc.	3,569	346,336
		1,281,407

Total Common Stocks (Cost $22,051,641)		$ 22,262,701

MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.01% (b) (Cost $207,355)	207,355	$ 207,355

Investments at Value - 99.9% (Cost $22,258,996)		$ 22,470,056

Other Assets in Excess of Liabilities - 0.1%		10,593

Net Assets - 100.0%		$ 22,480,649

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 2.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 0.6%
U.S. Treasury Bonds	1.250%	05/15/50	$ 95,000	$ 77,444
U.S. Treasury Bonds	1.875%	11/15/51	730,000	693,956
				771,400
U.S. Treasury Notes - 1.4%
U.S. Treasury Notes	0.875%	11/15/30	1,075,000	997,819
U.S. Treasury Notes	1.375%	11/15/31	300,000	289,125
U.S. Treasury Notes	1.875%	02/15/51	705,000	669,254
				1,956,198

Total U.S. Government & Agencies (Cost $2,756,828)				$ 2,727,598

CONVERTIBLE BONDS - 6.6%	Coupon	Maturity	Par Value	Value
Consumer Staples - 0.7%
Tilray, Inc.	5.000%	10/01/23	$ 1,000,000	$ 927,594

Health Care - 1.5%
CONMED Corporation	2.625%	02/01/24	810,000	1,307,745
Exact Sciences Corporation	0.375%	03/15/27	810,000	809,400
				2,117,145
Industrials - 0.7%
Southwest Airlines Company	1.250%	05/01/25	715,000	974,205

Real Estate - 1.0%
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	1,500,000	1,393,035

Technology - 2.7%
Akamai Technologies, Inc.	0.125%	05/01/25	985,000	1,263,755
J2 Global, Inc., 144A	1.750%	11/01/26	1,182,000	1,413,672
Workday, Inc.	0.250%	10/01/22	645,000	1,116,239
				3,793,666

Total Convertible Bonds (Cost $8,165,914)				$ 9,205,645

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.1%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
DIRECTV Holdings, LLC, 144A	5.875%	08/15/27	$ 1,225,000	$ 1,229,533
Expedia Group, Inc., 144A	0.000%	02/15/26	345,000	403,065
T-Mobile USA, Inc.	3.375%	04/15/29	325,000	318,279
				1,950,877
Consumer Discretionary - 5.3%
At Home Group, Inc., 144A	4.875%	07/15/28	1,000,000	960,000
Brunswick Corporation	2.400%	08/18/31	671,000	623,947
Cinemark USA, Inc., 144A	5.875%	03/15/26	750,000	738,375
Darden Restaurants, Inc.	4.550%	02/15/48	690,000	756,216
Dick's Sporting Goods, Inc.	4.100%	01/15/52	650,000	615,746
Ford Motor Credit Company, LLC	4.271%	01/09/27	485,000	500,277
Hyatt Hotels Corporation	1.800%	10/01/24	640,000	635,664
Marriott International, Inc.	4.625%	06/15/30	167,000	182,595
NCL Finance Ltd., 144A	6.125%	03/15/28	100,000	94,570
Party City Holdings, Inc., 144A	8.750%	02/15/26	625,000	628,681
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	1,065,000	1,121,978
Tempur Sealy International, Inc., 144A	3.875%	10/15/31	550,000	512,919
				7,370,968
Consumer Staples - 1.6%
Rite Aid Corporation, 144A	7.500%	07/01/25	1,000,000	985,580
Vector Group Ltd., 144A	5.750%	02/01/29	700,000	646,926
Viterra Finance B.V., 144A	2.000%	04/21/26	627,000	611,949
				2,244,455
Energy - 3.0%
Diamondback Energy, Inc.	4.400%	03/24/51	900,000	980,383
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	825,000	833,312
Oasis Petroleum, Inc., 144A	6.375%	06/01/26	900,000	924,462
Petroleo Mexicanos, 144A	6.700%	02/16/32	1,345,000	1,330,662
Range Resources Corporation	8.250%	01/15/29	50,000	55,278
				4,124,097
Financials - 6.7%
AerCap Ireland Capital DAC	3.300%	01/30/32	691,000	674,688
AerCap Ireland Capital DAC	3.850%	10/29/41	646,000	632,229
Aircastle Ltd., 144A	5.250%	08/11/25	510,000	551,352
Aircastle Ltd., 144A	2.850%	01/26/28	1,500,000	1,465,982
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	480,000	537,599

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 6.7% (Continued)
Ares Capital Corporation, 144A	3.875%	01/15/26	$ 1,625,000	$ 1,674,246
Bank of America Corporation (3MO LIBOR + 131) (a)	4.271%	07/23/29	470,000	510,134
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	1,121,000	1,106,472
HSBC Holdings plc (Yield of U.S. T-Note 0.375% 04/25 + 175) (a)	2.099%	06/04/26	208,000	205,670
KKR Group Finance Company VI, LLC, 144A	3.750%	07/01/29	345,000	371,465
Mitsubishi UFJ Financial Group, Inc. (Yield of U.S. T-Note with a constant maturity of 1 year + 55) (a)	0.953%	07/19/25	705,000	687,515
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	865,000	824,215
				9,241,567
Health Care - 2.9%
Bristol-Myers Squibb Company	3.200%	06/15/26	800,000	838,784
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	1,175,000	1,169,384
HCA, Inc.	3.500%	07/15/51	879,000	814,903
Royalty Pharma plc	3.550%	09/02/50	243,000	220,723
Tenet Healthcare Corporation, 144A	6.250%	02/01/27	925,000	946,469
				3,990,263
Industrials - 4.0%
AAdvantage Loyalty IP Ltd., 144A	5.500%	04/20/26	250,000	255,209
Alarm.com Holdings, Inc.	0.000%	01/15/26	575,000	499,645
American Airlines Pass Through Trust, Series 2021-1	3.950%	07/11/30	880,000	859,920
AP Moller - Maersk A/S, 144A	4.500%	06/20/29	600,000	663,736
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	1,031,870
Sempra Infrastructure, 144A	3.250%	01/15/32	853,000	835,022
Southwest Airlines Company	5.250%	05/04/25	422,000	460,499
Triton Container International Ltd., 144A	0.800%	08/01/23	965,000	954,128
				5,560,029
Materials - 2.6%
Cabot Corporation	4.000%	07/01/29	395,000	420,815
FMC Corporation	4.500%	10/01/49	366,000	412,470

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 34.1% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 2.6% (Continued)
Glencore Funding, LLC, 144A	3.875%	04/27/51	$ 202,000	$ 197,376
Livent Corporation	4.125%	07/15/25	460,000	1,282,866
SSR Mining, Inc.	2.500%	04/01/39	1,155,000	1,360,013
				3,673,540
Real Estate - 2.1%
Iron Mountain, Inc., 144A	5.000%	07/15/28	730,000	728,905
Service Properties Trust	5.000%	08/15/22	516,000	514,050
Simon Property Group, L.P.	0.000%	01/11/24	745,000	745,916
Simon Property Group, L.P.	2.650%	02/01/32	668,000	654,702
Vornado Realty, L.P.	3.400%	06/01/31	275,000	273,600
				2,917,173
Technology - 3.8%
Coupa Software, Inc.	0.375%	06/15/26	840,000	748,609
DXC Technology Company	1.800%	09/15/26	671,000	648,929
Intel Corporation	1.600%	08/12/28	230,000	220,615
Kyndryl Holdings, Inc., 144A	2.050%	10/15/26	336,000	321,163
MongoDB, Inc.	0.250%	01/15/26	550,000	1,100,550
MPH Acquisition Holdings, LLC, 144A	5.500%	09/01/28	1,100,000	1,056,275
NICE Ltd.	0.000%	09/15/25	1,040,000	1,146,244
Oracle Corporation	2.875%	03/25/31	116,000	111,952
				5,354,337
Utilities - 0.7%
Consolidated Edison Company of New York, Inc.	3.200%	12/01/51	1,000,000	947,275

Total Corporate Bonds (Cost $46,554,471)				$ 47,374,581

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN GOVERNMENTS - 0.8%	Coupon	Maturity	Par Value	Value
Chile Government International Bond (Cost $999,319)	3.500%	01/31/34	$ 1,000,000	$ 1,021,500

COMMON STOCKS - 51.2%			Shares	Value
Communications - 1.8%
Internet Media & Services - 1.8%
Alphabet, Inc. - Class A (b)			919	$ 2,486,878

Consumer Discretionary - 5.6%
Automotive - 1.8%
Toyota Motor Corporation - ADR			12,727	2,525,673

E-Commerce Discretionary - 1.1%
Alibaba Group Holding Ltd. - ADR (b)			4,885	614,484
Amazon.com, Inc. (b)			330	987,185
				1,601,669
Leisure Facilities & Services - 1.1%
McDonald's Corporation			5,744	1,490,281

Retail - Discretionary - 1.6%
Home Depot, Inc. (The)			3,149	1,155,620
Sonic Automotive, Inc. - Class A			20,689	1,055,346
				2,210,966
Consumer Staples - 3.6%
Food - 1.0%
Herbalife Nutrition Ltd. (b)			31,137	1,323,634

Household Products - 0.8%
Colgate-Palmolive Company			14,191	1,170,048

Retail - Consumer Staples - 1.0%
Walmart, Inc.			9,969	1,393,766

Tobacco & Cannabis - 0.8%
Altria Group, Inc.			21,744	1,106,334

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 51.2% (Continued)	Shares	Value
Energy - 5.5%
Oil & Gas Producers - 4.8%
Devon Energy Corporation	54,935	$ 2,778,063
Energy Transfer, L.P.	279,638	2,676,136
Oasis Petroleum, Inc.	8,736	1,183,116
		6,637,315
Renewable Energy - 0.7%
Atlantica Sustainable Infrastructure plc	32,315	1,054,439

Financials - 11.1%
Asset Management - 1.2%
Blackstone, Inc.	12,290	1,621,911

Banking - 6.5%
Citigroup, Inc.	17,755	1,156,206
Comerica, Inc.	14,193	1,316,826
JPMorgan Chase & Company	10,030	1,490,458
NatWest Group plc - ADR	152,025	1,004,885
Truist Financial Corporation	47,464	2,981,688
Wells Fargo & Company	21,237	1,142,551
		9,092,614
Institutional Financial Services - 0.7%
Moelis & Company - Class A	17,650	996,696

Insurance - 0.7%
Chubb Ltd.	4,971	980,679

Specialty Finance - 2.0%
Annaly Capital Management, Inc.	173,174	1,368,075
MGIC Investment Corporation	90,090	1,367,566
		2,735,641
Health Care - 4.7%
Biotech & Pharma - 4.1%
Amgen, Inc.	6,873	1,561,133
Bristol-Myers Squibb Company	24,708	1,603,302
Gilead Sciences, Inc.	26,577	1,825,309

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 51.2% (Continued)	Shares	Value
Health Care - 4.7% (Continued)
Biotech & Pharma - 4.1% (Continued)
Johnson & Johnson	4,024	$ 693,295
		5,683,039
Medical Equipment & Devices - 0.6%
Medtronic plc	8,586	888,565

Industrials - 3.2%
Aerospace & Defense - 0.8%
Moog, Inc. - Class A	13,978	1,065,683

Diversified Industrials - 0.7%
Honeywell International, Inc.	5,172	1,057,571

Electrical Equipment - 0.7%
Amphenol Corporation - Class A	12,043	958,502

Transportation & Logistics - 1.0%
Union Pacific Corporation	5,471	1,337,933

Materials - 2.7%
Chemicals - 0.8%
Dow, Inc.	17,711	1,057,878

Containers & Packaging - 0.7%
WestRock Company	21,103	974,114

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 51.2% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	46,925	$ 1,746,549

Real Estate - 1.4%
REITs - 1.4%
Simon Property Group, Inc.	12,915	1,901,088

Technology - 9.3%
Semiconductors - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	10,127	1,241,874

Software - 2.1%
Microsoft Corporation	9,176	2,853,552

Technology Hardware - 4.8%
Apple, Inc.	30,877	5,396,682
Cisco Systems, Inc.	22,907	1,275,233
		6,671,915
Technology Services - 1.5%
PayPal Holdings, Inc. (b)	12,249	2,106,093

Utilities - 2.3%
Electric Utilities - 2.3%
CMS Energy Corporation	10,374	667,878
NextEra Energy Partners, L.P.	20,618	1,550,886
WEC Energy Group, Inc.	9,203	893,059
		3,111,823

Total Common Stocks (Cost $58,480,006)		$ 71,084,723

PREFERRED STOCKS - 4.7%	Shares	Value
Communications - 1.0%
Telecommunications - 1.0%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (b)	1,350	$ 1,342,704

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 4.7% (Continued)	Shares	Value
Health Care - 1.1%
Medical Equipment & Devices - 1.1%
Boston Scientific Corporation, Series 1, 5.500%	13,425	$ 1,564,549

Technology - 1.1%
Semiconductors - 1.1%
Broadcom, Inc., 8.000%	812	1,487,275

Utilities - 1.5%
Electric Utilities - 1.5%
AES Corporation (The), 6.875%	11,575	1,053,904
American Electric Power Company, Inc., 6.125%	20,275	1,076,197
		2,130,101

Total Preferred Stocks (Cost $5,968,785)		$ 6,524,629

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 0.01% (c) (Cost $1,141,996)	1,141,996	$ 1,141,996

Investments at Value - 100.2% (Cost $124,067,319)		$ 139,080,672

Liabilities in Excess of Other Assets - (0.2%)		(276,077)

Net Assets - 100.0%		$ 138,804,595

ADR	- American Depositary Receipt
LIBOR	- London Interbank Offered Rate
144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $29,862,291 as of January 31, 2022, representing 21.5% of net assets.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 4.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 0.6%
U.S. Treasury Bonds	1.875%	11/15/51	$ 4,835,000	$ 4,596,272

U.S. Treasury Notes - 3.6%
U.S. Treasury Notes	0.750%	12/31/23	3,000,000	2,977,383
U.S. Treasury Notes	0.250%	05/15/24	5,000,000	4,888,867
U.S. Treasury Notes	1.250%	12/31/26	9,500,000	9,337,461
U.S. Treasury Notes	1.625%	08/15/29	13,864,000	13,758,937
				30,962,648

Total U.S. Government & Agencies (Cost $35,921,889)				$ 35,558,920

CONVERTIBLE BONDS - 2.4%	Coupon	Maturity	Par Value	Value
Health Care - 0.8%
Exact Sciences Corporation	0.375%	03/15/27	$ 6,523,000	$ 6,518,171

Industrials - 0.8%
Southwest Airlines Company	1.250%	05/01/25	5,086,000	6,929,801

Technology - 0.8%
Akamai Technologies, Inc.	0.125%	05/01/25	5,733,000	7,355,439

Total Convertible Bonds (Cost $18,529,814)				$ 20,803,411

CORPORATE BONDS - 40.3%	Coupon	Maturity	Par Value	Value
Communications - 3.2%
Activision Blizzard, Inc.	2.500%	09/15/50	$ 361,000	$ 309,556
Charter Communications Operating, LLC	3.700%	04/01/51	5,860,000	5,197,864
Comcast Corporation	0.250%	05/20/27	3,000,000	3,298,180
DIRECTV Holdings, LLC, 144A	5.875%	08/15/27	5,710,000	5,731,127
DISH DBS Corporation	5.875%	11/15/24	4,300,000	4,337,625
Verizon Communications, Inc.	3.400%	03/22/41	811,000	803,793
Verizon Communications, Inc.	3.550%	03/22/51	811,000	821,140

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.3% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 3.2% (Continued)
Vodafone Group plc	4.875%	06/19/49	$ 5,627,000	$ 6,555,873
				27,055,158
Consumer Discretionary - 5.0%
Amazon.com, Inc.	3.100%	05/12/51	2,347,000	2,318,669
Brunswick Corporation	2.400%	08/18/31	4,145,000	3,854,338
Dick's Sporting Goods, Inc.	4.100%	01/15/52	3,959,000	3,750,368
Ford Motor Credit Company, LLC	4.271%	01/09/27	9,953,000	10,266,519
Genuine Parts Company	1.875%	11/01/30	390,000	356,141
Hyatt Hotels Corporation	1.800%	10/01/24	3,937,000	3,910,327
Marriott International, Inc.	4.625%	06/15/30	1,581,000	1,728,636
Ross Stores, Inc.	4.600%	04/15/25	6,085,000	6,544,745
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	3,256,000	3,430,196
Thor Industries, Inc., 144A	4.000%	10/15/29	2,760,000	2,628,900
Whirlpool Corporation	4.750%	02/26/29	3,540,000	3,981,675
				42,770,514
Consumer Staples - 1.7%
7-Eleven, Inc., 144A	0.950%	02/10/26	2,170,000	2,062,614
Altria Group, Inc.	2.450%	02/04/32	2,077,000	1,888,934
Smithfield Foods, Inc., 144A	3.000%	10/15/30	2,799,000	2,716,106
Vector Group Ltd., 144A	5.750%	02/01/29	3,727,000	3,444,419
Viterra Finance B.V., 144A	2.000%	04/21/26	4,528,000	4,419,305
				14,531,378
Energy - 2.7%
BP Capital Markets America, Inc.	3.543%	04/06/27	4,159,000	4,392,656
BP Capital Markets America, Inc.	3.379%	02/08/61	1,521,000	1,425,900
Diamondback Energy, Inc.	3.125%	03/24/31	1,159,000	1,149,807
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	420,000	430,154
MPLX, L.P.	2.650%	08/15/30	728,000	702,765
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	3,313,000	3,346,378
Oasis Petroleum, Inc., 144A	6.375%	06/01/26	2,875,000	2,953,143
Petroleo Mexicanos, 144A	6.700%	02/16/32	6,515,000	6,445,550
Schlumberger Finance Canada Ltd.	1.400%	09/17/25	1,001,000	982,938
Transcontinental Gas Pipe Line Company, LLC	3.250%	05/15/30	892,000	916,093
				22,745,384
Financials - 13.7%
AerCap Ireland Capital DAC	6.500%	07/15/25	1,184,000	1,327,133

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.7% (Continued)
AerCap Ireland Capital DAC	3.300%	01/30/32	$ 3,939,000	$ 3,846,014
AerCap Ireland Capital DAC	3.850%	10/29/41	3,927,000	3,843,286
Aircastle Ltd., 144A	5.250%	08/11/25	4,209,000	4,550,273
Ally Financial, Inc.	1.450%	10/02/23	382,000	380,606
Apollo Management Holdings, L.P., 144A	4.872%	02/15/29	4,325,000	4,843,991
Bank of America Corporation	5.875%	07/22/27	4,280,000	4,149,995
Bank of America Corporation, Series FF	5.875%	12/31/49	6,940,000	7,339,050
Barclays plc	4.375%	01/12/26	9,743,000	10,403,350
Berkshire Hathaway Finance Corporation	2.850%	10/15/50	1,906,000	1,745,756
BNP Paribas S.A., 144A	4.625%	02/25/31	4,146,000	3,980,077
Capital One Financial Corporation	2.600%	05/11/23	1,228,000	1,244,403
Capital One Financial Corporation (Yield of U.S. T-Note 1.625% 05/31 + 112) (a)	2.359%	07/29/32	4,520,000	4,144,590
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	5,893,000	5,816,627
Goldman Sachs Group, Inc.	1.217%	12/06/23	1,825,000	1,816,068
Goldman Sachs Group, Inc. (Yield of U.S. T-Note 1.125% 02/31 + 105) (a)	2.615%	04/22/32	822,000	796,483
Hercules Capital, Inc.	2.625%	09/16/26	3,959,000	3,807,138
HSBC Holdings plc	0.976%	05/24/25	1,125,000	1,098,866
HSBC Holdings plc	2.099%	06/04/26	1,999,000	1,976,607
Intesa Sanpaolo S.p.A., 144A	4.198%	06/01/32	2,890,000	2,771,453
JPMorgan Chase & Company (Yield of U.S. T-Note 1.625% 11/50 + 107) (a)	3.328%	04/22/52	10,392,000	10,445,217
Mitsubishi UFJ Financial Group, Inc. (Yield of U.S. T-Note with a constant maturity of 1 year + 55) (a)	0.953%	07/19/25	5,075,000	4,949,133
Morgan Stanley	1.512%	07/20/27	6,715,000	6,440,031
Nomura Holdings, Inc.	2.679%	07/16/30	250,000	242,546
Nomura Holdings, Inc.	2.999%	01/22/32	2,331,000	2,295,873
Starwood Property Trust, Inc., 144A	3.625%	07/15/26	480,000	466,800
UBS Group AG, 144A (Yield of U.S. T-Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	5,300,000	5,050,107
Unum Group	4.125%	06/15/51	5,315,000	5,106,167
Wells Fargo & Company	5.900%	12/15/49	5,325,000	5,458,125
Wells Fargo & Company	3.900%	12/31/49	1,044,000	1,034,030

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.7% (Continued)
Westpac Banking Corporation	3.133%	11/18/41	$ 6,479,000	$ 6,090,028
				117,459,823
Health Care - 3.8%
Amgen, Inc.	3.150%	02/21/40	8,387,000	7,988,030
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	2,983,000	2,994,186
Bristol-Myers Squibb Company	3.200%	06/15/26	5,628,000	5,900,846
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	4,679,000	4,656,634
HCA, Inc.	3.500%	07/15/51	5,571,000	5,164,761
Royalty Pharma plc	3.550%	09/02/50	1,915,000	1,739,446
Tenet Healthcare Corporation, 144A	6.250%	02/01/27	3,975,000	4,067,260
				32,511,163
Industrials - 1.3%
Delta Air Lines, Inc.	7.375%	01/15/26	557,000	633,396
Flowserve Corporation	3.500%	10/01/30	1,867,000	1,882,168
Sempra Infrastructure, 144A	3.250%	01/15/32	5,198,000	5,088,446
Southwest Airlines Company	5.250%	05/04/25	3,524,000	3,845,490
				11,449,500
Materials - 0.7%
FMC Corporation	4.500%	10/01/49	3,734,000	4,208,097
Glencore Funding, LLC, 144A	3.875%	04/27/51	1,342,000	1,311,279
				5,519,376
Real Estate - 1.9%
Boston Properties, L.P.	2.450%	10/01/33	5,167,000	4,812,570
Crown Castle International Corporation	2.900%	04/01/41	2,407,000	2,187,691
Sabra Health Care, L.P.	3.200%	12/01/31	3,313,000	3,144,654
Simon Property Group, L.P.	2.650%	02/01/32	4,104,000	4,022,302
Vornado Realty, L.P.	3.400%	06/01/31	1,757,000	1,748,057
				15,915,274
Technology - 5.6%
Citrix Systems, Inc.	3.300%	03/01/30	11,247,000	11,263,870
Dell International, LLC	8.350%	07/15/46	3,980,000	6,289,404
DXC Technology Company	1.800%	09/15/26	4,104,000	3,969,011
Intel Corporation	1.600%	08/12/28	715,000	685,824
International Business Machines Corporation	3.500%	05/15/29	7,143,000	7,541,127
Jabil, Inc.	1.700%	04/15/26	2,909,000	2,838,838
Kyndryl Holdings, Inc., 144A	2.050%	10/15/26	2,124,000	2,030,211

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 40.3% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 5.6% (Continued)
Microchip Technology, Inc.	2.670%	09/01/23	$ 1,266,000	$ 1,284,113
Microchip Technology, Inc.	0.972%	02/15/24	8,130,000	7,962,928
Micron Technology, Inc.	2.703%	04/15/32	188,000	179,732
Oracle Corporation	2.875%	03/25/31	779,000	751,814
VMware, Inc.	4.700%	05/15/30	2,911,000	3,262,399
				48,059,271
Utilities - 0.7%
NextEra Energy Capital Holdings, Inc.	2.440%	01/15/32	1,313,000	1,266,340
Pacific Gas and Electric Company	4.950%	07/01/50	4,895,000	4,976,914
				6,243,254

Total Corporate Bonds (Cost $348,325,136)				$ 344,260,095

FOREIGN GOVERNMENTS - 1.2%	Coupon	Maturity	Par Value	Value
Chile Government International Bond	2.750%	01/31/27	$ 266,000	$ 269,594
Mexico Government International Bond	2.659%	05/24/31	890,000	836,965
Mexico Government International Bond	3.500%	02/12/34	1,018,000	981,861
Mexico Government International Bond	3.771%	05/24/61	835,000	715,712
Panama Government International Bond	3.870%	07/23/60	508,000	467,360
Peruvian Government International Bond	2.783%	01/23/31	735,000	712,957
Peruvian Government International Bond	3.300%	03/11/41	749,000	703,753
Saudi Government International Bond, 144A	2.250%	02/02/33	5,835,000	5,543,320
Total Foreign Governments (Cost $10,810,049)				$ 10,231,522

COMMON STOCKS - 43.7%			Shares	Value
Communications - 1.3%
Internet Media & Services - 0.4%
Alphabet, Inc. - Class C (b)			1,188	$ 3,224,196

Telecommunications - 0.9%
Verizon Communications, Inc.			154,113	8,203,435

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.7% (Continued)	Shares	Value
Consumer Discretionary - 4.3%
Automotive - 1.2%
Toyota Motor Corporation - ADR	51,670	$ 10,253,911

E-Commerce Discretionary - 0.8%
Alibaba Group Holding Ltd. - ADR (b)	56,358	7,089,273

Home Construction - 0.6%
Toll Brothers, Inc.	76,796	4,528,660

Retail - Discretionary - 1.7%
Home Depot, Inc. (The)	39,311	14,426,351

Consumer Staples - 2.6%
Household Products - 1.0%
Colgate-Palmolive Company	105,218	8,675,224

Retail - Consumer Staples - 1.0%
Walmart, Inc.	62,779	8,777,132

Tobacco & Cannabis - 0.6%
Altria Group, Inc.	93,915	4,778,395

Energy - 5.5%
Oil & Gas Producers - 3.4%
Enbridge, Inc.	106,254	4,491,357
Energy Transfer, L.P.	1,424,856	13,635,872
Exxon Mobil Corporation	141,497	10,748,112
		28,875,341
Oil & Gas Services & Equipment - 1.5%
Baker Hughes Company	483,699	13,272,701

Renewable Energy - 0.6%
Atlantica Sustainable Infrastructure plc	152,175	4,965,470

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.7% (Continued)	Shares	Value
Financials - 10.0%
Asset Management - 1.2%
Blackstone, Inc.	76,721	$ 10,124,871

Banking - 5.8%
Citigroup, Inc.	127,567	8,307,163
Comerica, Inc.	88,592	8,219,566
JPMorgan Chase & Company	57,337	8,520,278
NatWest Group plc - ADR	1,109,774	7,335,606
Sumitomo Mitsui Financial Group, Inc. - ADR	1,162,717	8,359,935
Truist Financial Corporation	134,886	8,473,539
		49,216,087
Institutional Financial Services - 1.0%
Moelis & Company - Class A	151,926	8,579,261

Specialty Finance - 2.0%
Annaly Capital Management, Inc.	1,104,693	8,727,075
MGIC Investment Corporation	560,064	8,501,771
		17,228,846
Health Care - 5.9%
Biotech & Pharma - 4.1%
Amgen, Inc.	45,385	10,308,749
Bristol-Myers Squibb Company	244,706	15,878,972
Gilead Sciences, Inc.	127,417	8,751,000
		34,938,721
Medical Equipment & Devices - 1.8%
Becton, Dickinson and Company	26,884	6,832,300
Medtronic plc	83,140	8,604,158
		15,436,458
Industrials - 3.3%
Commercial Support Services - 1.0%
Republic Services, Inc.	68,689	8,768,838

Diversified Industrials - 1.2%
Honeywell International, Inc.	47,929	9,800,522

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.7% (Continued)	Shares	Value
Industrials - 3.3% (Continued)
Transportation & Logistics - 1.1%
Union Pacific Corporation	39,288	$ 9,607,880

Materials - 2.3%
Metals & Mining - 2.3%
Freeport-McMoRan, Inc.	255,059	9,493,296
Newmont Corporation	163,461	9,998,909
		19,492,205
Real Estate - 1.0%
REITs - 1.0%
Simon Property Group, Inc.	58,847	8,662,279

Technology - 7.5%
Software - 2.2%
Microsoft Corporation	62,161	19,330,828

Technology Hardware - 2.8%
Apple, Inc.	137,130	23,967,582

Technology Services - 2.5%
International Business Machines Corporation	65,598	8,761,925
PayPal Holdings, Inc. (b)	71,708	12,329,473
		21,091,398

Total Common Stocks (Cost $300,344,115)		$ 373,315,865

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
Global X Nasdaq 100 Covered Call ETF (Cost $8,519,770)	420,020	$ 8,723,815

PREFERRED STOCKS - 6.5%	Shares	Value
Communications - 0.8%
Telecommunications - 0.8%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (b)	6,575	$ 6,539,463

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 6.5% (Continued)	Shares	Value
Financials - 2.2%
Asset Management - 1.0%
Charles Schwab Corporation (The), 5.375%	805,000	$ 864,570
KKR & Company, Inc., 6.000%	86,350	7,664,426
		8,528,996
Banking - 1.2%
Citigroup, Inc., 5.900%	4,784,000	4,897,620
Truist Financial Corporation, 5.050%	5,483,000	5,428,170
		10,325,790
Health Care - 1.1%
Medical Equipment & Devices - 1.1%
Boston Scientific Corporation, Series A, 5.500%	82,775	9,646,599

Utilities - 2.4%
Electric Utilities - 2.4%
AES Corporation (The), 6.875%	60,310	5,491,225
American Electric Power Company, Inc., 6.125%	146,780	7,791,082
Southern Company (The), 4.950%	269,930	6,888,614
		20,170,921

Total Preferred Stocks (Cost $50,973,485)		$ 55,211,769

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 0.01% (c) (Cost $7,872,185)	7,872,185	$ 7,872,185

Investments at Value - 100.2% (Cost $781,296,443)		$ 855,977,582

Liabilities in Excess of Other Assets - (0.2%)		(1,456,971)

Net Assets - 100.0%		$ 854,520,611

ADR	- American Depositary Receipt
144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $97,318,019 as of January 31, 2022, representing 11.4% of net assets.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 0.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 0.2%
U.S. Treasury Bonds	1.875%	11/15/51	$ 250,000	$ 237,656

U.S. Treasury Notes - 0.2%
U.S. Treasury Notes	1.375%	11/15/31	250,000	240,938

Total U.S. Government & Agencies (Cost $476,338)				$ 478,594

CONVERTIBLE BONDS - 1.2%	Coupon	Maturity	Par Value	Value
Consumer Staples - 0.4%
Tilray, Inc.	5.000%	10/01/23	$ 500,000	$ 463,797

Real Estate - 0.8%
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	1,000,000	928,690

Total Convertible Bonds (Cost $1,486,010)				$ 1,392,487

CORPORATE BONDS - 74.1%	Coupon	Maturity	Par Value	Value
Communications - 8.2%
Clear Channel Outdoor Holdings, Inc., 144A	5.125%	08/15/27	$ 700,000	$ 700,000
CSC Holdings, LLC, 144A	6.500%	02/01/29	1,000,000	1,041,100
DIRECTV Holdings, LLC, 144A	5.875%	08/15/27	1,414,000	1,419,232
DISH DBS Corporation	5.875%	11/15/24	1,250,000	1,260,937
Liberty Media Corporation, 144A	2.750%	12/01/49	955,000	978,793
Lumen Technologies, Inc.	7.600%	09/15/39	625,000	624,116
T-Mobile USA, Inc.	2.550%	02/15/31	1,250,000	1,188,185
Vodafone Group plc	4.875%	06/19/49	500,000	582,537
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	1,465,000	1,382,594
				9,177,494
Consumer Discretionary - 12.5%
Ambience Merger Sub, Inc., 144A	7.125%	07/15/29	100,000	93,750
At Home Group, Inc., 144A	4.875%	07/15/28	1,250,000	1,200,000

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.1% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 12.5% (Continued)
Brunswick Corporation	2.400%	08/18/31	$ 414,000	$ 384,969
Caesars Entertainment, Inc., 144A	6.250%	07/01/25	1,100,000	1,135,750
Cinemark USA, Inc., 144A	5.875%	03/15/26	1,000,000	984,500
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	865,812
Dick's Sporting Goods, Inc.	4.100%	01/15/52	501,000	474,598
Ford Motor Credit Company, LLC	4.271%	01/09/27	1,000,000	1,031,500
G-III Apparel Group Ltd., 144A	7.875%	08/15/25	1,250,000	1,318,750
Guitar Center, Inc., 144A	8.500%	01/15/26	1,000,000	1,057,500
Hyatt Hotels Corporation	1.800%	10/01/24	433,000	430,066
Nordstrom, Inc.	2.300%	04/08/24	325,000	319,420
Party City Holdings, Inc., 144A	8.750%	02/15/26	1,125,000	1,131,626
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	1,187,000	1,250,505
Scientific Games International, Inc., 144A	8.625%	07/01/25	850,000	899,496
Tempur Sealy International, Inc., 144A	3.875%	10/15/31	450,000	419,661
Thor Industries, Inc., 144A	4.000%	10/15/29	1,000,000	952,500
				13,950,403
Consumer Staples - 4.8%
Altria Group, Inc.	2.450%	02/04/32	900,000	818,508
B&G Foods, Inc.	5.250%	09/15/27	1,130,000	1,143,797
Keurig Dr Pepper, Inc.	3.200%	05/01/30	607,000	624,249
New Albertsons, L.P.	7.750%	06/15/26	410,000	460,737
Rite Aid Corporation, 144A	7.500%	07/01/25	1,000,000	985,580
Vector Group Ltd., 144A	5.750%	02/01/29	1,000,000	924,180
Viterra Finance B.V., 144A	2.000%	04/21/26	428,000	417,726
				5,374,777
Energy - 7.1%
CNX Midstream Partners, L.P., 144A	4.750%	04/15/30	1,250,000	1,220,625
Crestwood Midstream Partners, L.P., 144A	6.000%	02/01/29	1,000,000	1,008,535
International Petroleum Corporation of Sweden	7.250%	02/01/27	700,000	697,878
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	1,100,000	1,111,082
Nine Energy Service, Inc.	8.750%	11/01/23	1,000,000	427,500
Northern Oil and Gas, Inc., 144A	8.125%	03/01/28	1,100,000	1,146,750
Oasis Petroleum, Inc., 144A	6.375%	06/01/26	900,000	924,462
Petroleo Mexicanos, 144A	6.700%	02/16/32	940,000	929,980

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 7.1% (Continued)
Summit Midstream Holdings, LLC, 144A	8.500%	10/15/26	$ 500,000	$ 512,350
				7,979,162
Financials - 13.2%
AerCap Ireland Capital DAC	3.300%	01/30/32	650,000	634,656
AerCap Ireland Capital DAC	3.850%	10/29/41	458,000	448,237
Aircastle Ltd., 144A	5.250%	08/11/25	435,000	470,270
Apollo Commercial Real Estate Finance, Inc.	5.375%	10/15/23	850,000	858,500
Apollo Commercial Real Estate Finance, Inc., 144A	4.625%	06/15/29	1,000,000	946,387
Ares Capital Corporation, 144A	3.875%	01/15/26	1,225,000	1,262,124
Bank of America Corporation (3MO LIBOR + 131) (a)	4.271%	07/23/29	605,000	656,661
Chubb INA Holdings, Inc.	2.850%	12/15/51	500,000	472,014
Compass Group Diversified Holdings LLC, 144A	5.250%	04/15/29	1,423,000	1,404,558
Hercules Capital, Inc.	2.625%	09/16/26	422,000	405,813
HSBC Holdings plc	4.950%	03/31/30	700,000	797,259
Icahn Enterprises, L.P./Icahn Enterprises Holdings, L.P.	5.250%	05/15/27	1,075,000	1,082,740
Jackson Financial, Inc.	4.000%	11/23/51	500,000	474,817
Nomura Holdings, Inc.	2.329%	01/22/27	885,000	868,774
Owl Rock Capital Corporation	3.400%	07/15/26	1,250,000	1,243,596
Prospect Capital Corporation	3.364%	11/15/26	710,000	698,131
UBS Group AG, 144A (Yield of U.S. Treasury Note 0.625% 07/26 + 85) (a)	1.494%	08/10/27	610,000	581,239
Unum Group	4.125%	06/15/51	750,000	720,531
Westpac Banking Corporation	3.133%	11/18/41	850,000	798,969
				14,825,276
Health Care - 5.3%
Amgen, Inc.	3.150%	02/21/40	823,000	783,850
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	794,000	796,978
CHS/Community Health Systems, Inc., 144A	6.625%	02/15/25	500,000	517,450
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	965,000	960,387
Emergent Biosolutions, Inc., 144A	3.875%	08/15/28	700,000	644,000
HCA, Inc.	3.500%	07/15/51	552,000	511,748
Par Pharmaceutical, Inc., 144A	7.500%	04/01/27	750,000	755,400

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.1% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 5.3% (Continued)
Royalty Pharma plc	3.550%	09/02/50	$ 1,000,000	$ 908,327
				5,878,140
Industrials - 5.2%
American Airlines Pass Through Trust, Series 2021-1	3.950%	07/11/30	595,000	581,423
Boeing Company (The)	5.805%	05/01/50	1,000,000	1,257,834
CoreCivic, Inc.	8.250%	04/15/26	1,000,000	1,045,000
Deluxe Corporation, 144A	8.000%	06/01/29	1,000,000	1,031,870
Sempra Infrastructure, 144A	3.250%	01/15/32	658,000	644,132
Sotheby's, 144A	7.375%	10/15/27	1,225,000	1,274,000
				5,834,259
Materials - 0.6%
Axalta Coating Systems, LLC, 144A	4.750%	06/15/27	700,000	719,164

Real Estate - 7.9%
Brixmor Operating Partnership, L.P.	4.050%	07/01/30	475,000	507,262
Crown Castle International Corporation	2.900%	04/01/41	263,000	239,037
GEO Group, Inc. (The)	5.125%	04/01/23	1,000,000	955,000
GLP Capital, L.P./GLP Financing II, Inc.	3.250%	01/15/32	1,000,000	965,980
Host Hotels & Resorts, Inc.	3.500%	09/15/30	375,000	372,631
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,020,000	1,018,470
iStar, Inc.	5.500%	02/15/26	750,000	763,125
New Residential Investment Corporation, 144A	6.250%	10/15/25	1,000,000	989,440
Sabra Health Care, L.P.	3.200%	12/01/31	750,000	711,889
Service Properties Trust	7.500%	09/15/25	1,000,000	1,054,170
Simon Property Group, L.P.	0.000%	01/11/24	565,000	565,695
Simon Property Group, L.P.	2.650%	02/01/32	512,000	501,808
Vornado Realty, L.P.	3.400%	06/01/31	181,000	180,079
				8,824,586
Technology - 7.5%
Broadcom, Inc., 144A	3.500%	02/15/41	1,000,000	949,466
Citrix Systems, Inc.	3.300%	03/01/30	567,000	567,850
CommScope Finance, LLC, 144A	6.000%	03/01/26	940,000	951,976
Dell International, LLC	8.350%	07/15/46	800,000	1,264,202
DXC Technology Company	1.800%	09/15/26	420,000	406,185

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 74.1% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 7.5% (Continued)
Kyndryl Holdings, Inc., 144A	2.050%	10/15/26	$ 232,000	$ 221,756
MPH Acquisition Holdings, LLC, 144A	5.500%	09/01/28	900,000	864,225
NXP B.V., 144A	2.500%	05/11/31	1,000,000	960,577
Oracle Corporation	2.950%	04/01/30	1,175,000	1,151,064
VMware, Inc.	4.650%	05/15/27	957,000	1,049,882
				8,387,183
Utilities - 1.8%
Consolidated Edison Company of New York, Inc.	3.200%	12/01/51	1,000,000	947,275
Pacific Gas and Electric Company	4.950%	07/01/50	1,000,000	1,016,734
				1,964,009

Total Corporate Bonds (Cost $84,081,303)				$ 82,914,453

COMMON STOCKS - 22.0%			Shares	Value
Communications - 1.5%
Entertainment Content - 0.8%
Activision Blizzard, Inc.			11,524	$ 910,511

Telecommunications - 0.7%
Verizon Communications, Inc.			14,620	778,223

Consumer Discretionary - 1.4%
Automotive - 0.8%
Toyota Motor Corporation - ADR			4,422	877,546

Retail - Discretionary - 0.6%
TJX Companies, Inc. (The)			10,273	739,348

Consumer Staples - 1.7%
Retail - Consumer Staples - 1.0%
Walmart, Inc.			7,653	1,069,966

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.0% (Continued)	Shares	Value
Consumer Staples - 1.7% (Continued)
Tobacco & Cannabis - 0.7%
Altria Group, Inc.	16,306	$ 829,649

Energy - 3.7%
Oil & Gas Producers - 2.5%
Chevron Corporation	3,844	504,833
Enbridge, Inc.	13,634	576,309
Energy Transfer, L.P.	45,957	439,809
Enterprise Products Partners, L.P.	27,150	641,826
EOG Resources, Inc.	5,778	644,131
		2,806,908
Oil & Gas Services & Equipment - 0.7%
Schlumberger Ltd.	21,093	824,103

Renewable Energy - 0.5%
Atlantica Sustainable Infrastructure plc	15,190	495,650

Financials - 5.6%
Asset Management - 1.1%
Blackstone, Inc.	9,755	1,287,368

Banking - 2.6%
Citigroup, Inc.	12,497	813,805
Sumitomo Mitsui Financial Group, Inc. - ADR	121,077	870,543
Truist Financial Corporation	18,983	1,192,512
		2,876,860
Institutional Financial Services - 0.8%
Moelis & Company - Class A	15,632	882,739

Specialty Finance - 1.1%
Annaly Capital Management, Inc.	88,414	698,471
MGIC Investment Corporation	34,731	527,216
		1,225,687
Health Care - 2.5%
Biotech & Pharma - 2.5%
Amgen, Inc.	4,212	956,714

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.0% (Continued)	Shares	Value
Health Care - 2.5% (Continued)
Biotech & Pharma - 2.5% (Continued)
Bristol-Myers Squibb Company	15,179	$ 984,965
Gilead Sciences, Inc.	12,448	854,928
		2,796,607
Industrials - 0.7%
Aerospace & Defense - 0.7%
Moog, Inc. - Class A	10,015	763,543

Materials - 1.4%
Containers & Packaging - 0.4%
WestRock Company	10,363	478,356

Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	11,974	445,672
Newmont Corporation	10,138	620,142
		1,065,814
Real Estate - 0.7%
REITs - 0.7%
National Retail Properties, Inc.	18,379	815,660

Technology - 2.8%
Software - 0.8%
Microsoft Corporation	2,752	855,817

Technology Hardware - 2.0%
Apple, Inc.	8,852	1,547,153
Cisco Systems, Inc.	12,350	687,524
		2,234,677

Total Common Stocks (Cost $21,519,363)		$ 24,615,032

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Global X Nasdaq 100 Covered Call ETF (Cost $841,166)	41,469	$ 861,311

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.4%	Shares	Value
Communications - 0.4%
Telecommunications - 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A (b) (Cost $533,411)	465	$ 462,487

MONEY MARKET FUNDS - 2.3%	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 0.01% (c) (Cost $2,600,073)	2,600,073	$ 2,600,073

Investments at Value - 101.2% (Cost $111,537,664)		$ 113,324,437

Liabilities in Excess of Other Assets - (1.2%)		(1,367,734)

Net Assets - 100.0%		$ 111,956,703

ADR	- American Depositary Receipt
LIBOR	- London Interbank Offered Rate
144A	- This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $44,031,803 as of January 31, 2022, representing 39.3% of net assets.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2022.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 1.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 1.9%
U.S. Treasury Notes (Cost $2,998,929)	0.125%	10/31/22	$ 3,000,000	$ 2,989,570

CONVERTIBLE BONDS - 83.4%	Coupon	Maturity	Par Value	Value
Communications - 2.7%
Airbnb, Inc., 144A	0.000%	03/15/26	$ 2,500,000	$ 2,375,018
Lyft, Inc.	1.500%	05/15/25	500,000	627,415
Spotify USA, Inc., 144A	0.000%	03/15/26	1,500,000	1,312,698
				4,315,131
Consumer Discretionary - 12.4%
Burlington Stores, Inc.	2.250%	04/15/25	3,500,000	4,561,691
Etsy, Inc., 144A	0.250%	06/15/28	3,500,000	3,456,250
Ford Motor Company, 144A	0.000%	03/15/26	3,000,000	4,069,781
Huazhu Group Ltd.	3.000%	05/01/26	785,000	924,177
NCL Corporation Ltd.	6.000%	05/15/24	2,000,000	3,471,766
NCL Corporation Ltd.	1.125%	02/15/27	1,000,000	950,848
Patrick Industries, Inc., 144A	1.750%	12/01/28	2,500,000	2,355,619
				19,790,132
Consumer Staples - 2.7%
Tilray, Inc.	5.000%	10/01/23	4,650,000	4,313,313

Energy - 2.1%
Enphase Energy, Inc., 144A	0.000%	03/01/26	1,500,000	1,382,986
Golar LNG Ltd.	2.750%	02/15/22	2,000,000	1,996,113
				3,379,099
Financials - 11.7%
Apollo Commercial Real Estate Finance, Inc.	4.750%	08/23/22	4,000,000	4,007,411
Avolon Holdings Funding Ltd., 144A	4.250%	04/15/26	250,000	259,370
Blackstone Mortgage Trust, Inc.	4.375%	05/05/22	3,500,000	3,519,250
Business Development Corporation	4.375%	02/01/22	1,000,000	1,112,812
Granite Point Mortgage Trust, Inc., 144A	5.625%	12/01/22	4,000,000	3,983,344
KKR Group Finance Company X, LLC, 144A	3.250%	12/15/51	500,000	469,147
MFA Financial, Inc.	6.250%	06/15/24	2,000,000	2,059,444

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 83.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.7% (Continued)
SoFi Technologies, Inc., 144A	0.000%	10/15/26	$ 3,500,000	$ 3,247,535
				18,658,313
Health Care - 9.2%
CONMED Corporation	2.625%	02/01/24	3,500,000	5,650,750
Exact Sciences Corporation	0.375%	03/01/28	3,200,000	3,073,110
Jazz Investments I Ltd.	2.000%	06/15/26	1,000,000	1,169,057
Ligand Pharmaceuticals, Inc.	0.750%	05/15/23	2,000,000	1,966,250
NuVasive, Inc.	0.375%	03/15/25	3,000,000	2,813,290
				14,672,457
Industrials - 5.5%
Camtek Ltd., 144A	0.000%	12/01/26	400,000	388,737
SFL Corporation Ltd.	4.875%	05/01/23	4,338,000	4,359,131
Southwest Airlines Company	1.250%	05/01/25	3,000,000	4,087,574
				8,835,442
Materials - 2.0%
MP Materials Corporation	0.250%	04/01/26	2,750,000	3,209,250

Real Estate - 6.8%
DigitalBridge Group, Inc.	5.000%	04/15/23	3,709,000	3,775,578
Integra LifeSciences Holdings Corporation	0.500%	08/15/25	1,000,000	1,063,801
Radius Global Infrastructure, Inc., 144A	2.500%	09/15/26	2,500,000	2,321,725
Realogy Group, LLC/Realogy Co-Issuer Corporation, 144A	0.250%	06/15/26	3,966,000	3,818,663
				10,979,767
Technology - 28.3%
3D Systems Corporation	0.000%	11/15/26	1,000,000	882,458
Akamai Technologies, Inc.	0.125%	05/01/25	2,000,000	2,566,000
Avaya Holdings Corporation	2.250%	06/15/23	3,500,000	3,581,995
Bentley Systems, Inc.	0.125%	01/15/26	1,400,000	1,321,600
BigCommerce Holdings, Inc., 144A	0.250%	10/01/26	2,000,000	1,710,250
Bill.com Holding, Inc.	0.000%	12/01/25	2,688,000	3,752,448
Cloudflare, Inc., 144A	0.000%	08/15/26	3,000,000	2,785,055
J2 Global, Inc., 144A	1.750%	11/01/26	2,500,000	2,990,000
Jamf Holding Corporation, 144A	0.125%	09/01/26	3,250,000	3,160,181
Lumentum Holdings, Inc.	2.000%	02/15/25	2,500,000	3,114,267
Lumentum Holdings, Inc.	0.500%	12/15/26	3,000,000	3,600,767

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 83.4% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 28.3% (Continued)
Mandiant, Inc.	0.875%	06/01/24	$ 1,500,000	$ 1,488,121
MicroStrategy, Inc., 144A	0.000%	02/15/27	1,000,000	651,416
Okta, Inc.	0.125%	09/01/25	1,500,000	1,883,231
Perficient, Inc.	0.125%	11/15/26	2,000,000	1,758,669
Progress Software Corporation, 144A	1.000%	04/15/26	2,000,000	1,999,000
Silicon Laboratories, Inc.	0.625%	06/15/25	1,000,000	1,469,146
Verint Systems, Inc., 144A	0.250%	04/15/26	1,460,000	1,515,305
Vishay Intertechnology, Inc.	2.250%	06/15/25	3,280,000	3,376,094
Workiva, Inc.	1.125%	08/15/26	1,000,000	1,632,903
				45,238,906

Total Convertible Bonds (Cost $133,895,812)				$ 133,391,810

CORPORATE BONDS - 11.2%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.6%
Royal Caribbean Cruises Ltd., 144A	9.125%	06/15/23	$ 868,000	$ 914,438

Consumer Staples - 0.6%
Vector Group Ltd., 144A	5.750%	02/01/29	1,000,000	924,180

Energy - 0.9%
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	925,000	934,319
Phillips 66	0.900%	02/15/24	500,000	493,631
				1,427,950
Financials - 3.9%
Apollo Commercial Real Estate Finance, Inc.	5.375%	10/15/23	1,000,000	1,010,000
Goldman Sachs Group, Inc. (Yield of U.S. T-Note 0.125% 10/22 + 45) (a)	0.627%	11/17/23	1,000,000	993,812
Goldman Sachs Group, Inc.	1.217%	12/06/23	730,000	726,427
PennyMac Mortgage Investment Trust	5.500%	11/01/24	3,500,000	3,535,000
				6,265,239
Health Care - 0.8%
CHS/Community Health Systems, Inc., 144A	5.250%	05/15/30	1,301,000	1,294,781

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 11.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 0.5%
Alarm.com Holdings, Inc.	0.000%	01/15/26	$ 1,000,000	$ 868,948

Technology - 1.9%
John Bean Technologies Corporation, 144A	0.250%	05/15/26	3,000,000	3,056,240
Micron Technology, Inc.	2.703%	04/15/32	60,000	57,361
				3,113,601
Utilities - 2.0%
American Electric Power	0.750%	11/01/23	2,750,000	2,718,088
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	398,156
				3,116,244

Total Corporate Bonds (Cost $18,317,860)				$ 17,925,381

FOREIGN GOVERNMENTS - 0.4%	Coupon	Maturity	Par Value	Value
Mexico Government International Bond	3.771%	05/24/61	$ 235,000	$ 201,428
Peruvian Government International Bond	2.783%	01/23/31	235,000	227,952
Peruvian Government International Bond	3.300%	03/11/41	240,000	225,502
Total Foreign Governments (Cost $702,406)				$ 654,882

PURCHASED OPTION CONTRACTS - 0.1%	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.1%
S&P 500 Index, 04/01/22 (Cost $63,530)	$ 4,350 .00	10	$4,515,550	$ 105,500

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5% (Continued)	Shares	Value
SEI Daily Income Trust, Government Fund - Class F, 0.01% (b) (Cost $3,969,747)	3,969,747	$ 3,969,747

Investments at Value - 99.5% (Cost $159,948,284)		$ 159,036,890

Other Assets in Excess of Liabilities - 0.5%		819,840

Net Assets - 100.0%		$ 159,856,730

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $51,376,038 as of January 31, 2022, representing 32.1% of net assets.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.

The average monthly notional value of purchased option contracts during the three months ended January 31, 2022 was $12,460,287.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
1/31/2022 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	3D Systems Corporation Effective Rate -0.28%	BNP Paribas - 3D Systems Corporation - 88554D205	Total Return Stock	11/17/2022	$ 264,880	$ 14,257	$ –	$ 14,257
BNP Paribas	Airbnb, Inc. Effective Rate -0.28%	BNP Paribas - Airbnb, Inc. - 009066101	Total Return Stock	12/19/2022	866,384	19,475	–	19,475
BNP Paribas	Airbnb, Inc. Effective Rate 1.21%	BNP Paribas - Airbnb, Inc. - 009066AA9	Fix Nominal	2/15/2023	(968,182)	(18,533)	–	(18,533)
BNP Paribas	Akamai Technologies, Inc. Effective Rate 1.21%	BNP Paribas - Akamai Technologies, Inc. - 00971TAJ0	Fix Nominal	2/17/2023	(2,591,528)	(25,861)	–	(25,861)
BNP Paribas	Akamai Technologies, Inc. Effective Rate -0.28%	BNP Paribas - Akamai Technologies, Inc. - 00971T101	Total Return Stock	2/17/2023	3,495,120	(21,864)	–	(21,864)
BNP Paribas	Alarm.com Holdings, Inc. Effective Rate -0.28%	BNP Paribas - Alarm.com Holdings, Inc. - 011642105	Total Return Stock	12/19/2022	205,173	3,808	–	3,808
BNP Paribas	Avaya Holdings Corporation Effective Rate -0.28%	BNP Paribas - Avaya Holdings Corporation - 05351X101	Total Return Stock	2/17/2023	704,814	45,190	–	45,190
BNP Paribas	Bentley Systems, Inc. Effective Rate -0.28%	BNP Paribas - Bentley Systems, Inc. - 08265T208	Total Return Stock	11/17/2022	465,840	(16,240)	–	(16,240)
BNP Paribas	BigCommerce Holdings, Inc. Effective Rate -0.47%	BNP Paribas - BigCommerce Holdings, Inc. - 08975P108	Total Return Stock	11/17/2022	362,000	(46,677)	–	(46,677)
BNP Paribas	Bill.com Holdings, Inc. Effective Rate -0.28%	BNP Paribas - Bill.com Holdings, Inc. - 090043100	Total Return Stock	2/17/2023	1,943,529	(202,231)	–	(202,231)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Burlington Stores, Inc. Effective Rate -0.28%	BNP Paribas - Burlington Stores, Inc. - 122017106	Total Return Stock	2/17/2023	$ 2,090,250	$ (89,685)	$ –	$ (89,685)
BNP Paribas	Camtek Ltd. Effective Rate -0.28%	BNP Paribas - Camtek Ltd. - M20791105	Total Return Stock	12/19/2022	145,728	11,914	–	11,914
BNP Paribas	Chef's Warehouse, Inc. (The) Effective Rate 1.17%	BNP Paribas - Chef's Warehouse, Inc. (The) - 163086AC5	Fix Nominal	4/20/2022	(2,659,180)	(92,793)	–	(92,793)
BNP Paribas	Chef's Warehouse, Inc. (The) Effective Rate -0.28%	BNP Paribas - Chef's Warehouse, Inc. (The) - 163086101	Total Return Stock	4/20/2022	909,279	64,729	–	64,729
BNP Paribas	Cloudflare, Inc. Effective Rate -0.28%	BNP Paribas - Cloudflare, Inc. - 18915M107	Total Return Stock	11/17/2022	730,314	(21,668)	–	(21,668)
BNP Paribas	CONMED Corporation Effective Rate -0.28%	BNP Paribas - CONMED Corporation - 207410101	Total Return Stock	2/17/2023	4,380,139	(201,661)	–	(201,661)
BNP Paribas	Enphase Energy, Inc. Effective Rate -0.28%	BNP Paribas - Enphase Energy, Inc. - 29355A107	Total Return Stock	1/19/2023	292,228	(9,951)	–	(9,951)
BNP Paribas	Etsy, Inc. Effective Rate -0.28%	BNP Paribas - Etsy, Inc. - 29786A106	Total Return Stock	1/19/2023	1,236,543	53,726	–	53,726
BNP Paribas	Exact Sciences Corporation Effective Rate -0.28%	BNP Paribas - Exact Sciences Corporation - 30063P105	Total Return Stock	2/17/2023	1,538,288	(4,316)	–	(4,316)
BNP Paribas	Exact Sciences Corporation Effective Rate 1.17%	BNP Paribas - Exact Sciences Corporation - 30063PAC9	Fix Nominal	10/19/2022	(769,946)	(703)	–	(703)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	FireEye, Inc. Effective Rate 1.17%	BNP Paribas - FireEye, Inc. - 31816QAF8	Fix Nominal	8/17/2022	$ (798,861)	$ (14,261)	$ –	$ (14,261)
BNP Paribas	Ford Motor Company Effective Rate -0.28%	BNP Paribas - Ford Motor Company - 345370860	Total Return Stock	1/19/2023	2,925,600	477,350	–	477,350
BNP Paribas	Hercules Capital, Inc. Effective Rate -0.28%	BNP Paribas - Hercules Capital, Inc. - 427096508	Total Return Stock	2/17/2023	1,089,507	(23,783)	–	(23,783)
BNP Paribas	Huazhu Group Ltd. Effective Rate -0.28%	BNP Paribas - Huazhu Group Ltd. - 44332N106	Total Return Stock	10/19/2022	400,725	(61,693)	–	(61,693)
BNP Paribas	Integra Lifesciences Holdings Corporation Effective Rate 1.17%	BNP Paribas - Integra Lifesciences Holdings Corporation - 457985AM1	Fix Nominal	8/17/2022	(2,195,730)	(64,329)	–	(64,329)
BNP Paribas	Integra Lifesciences Holdings Corporation Effective Rate -0.28%	BNP Paribas - Integra Lifesciences Holdings Corporation - 457985208	Total Return Stock	1/19/2023	1,611,816	64,392	–	64,392
BNP Paribas	Jamf Holding Corporation Effective Rate -0.28%	BNP Paribas - Jamf Holding Corporation - 47074L105	Total Return Stock	1/19/2023	1,329,867	10,659	–	10,659
BNP Paribas	Jazz Pharmaceuticals plc Effective Rate 1.19%	BNP Paribas - Jazz Pharmaceuticals plc - 472145AD3	Fix Nominal	2/17/2023	(2,065,274)	(18,448)	–	(18,448)
BNP Paribas	Jazz Pharmaceuticals plc Effective Rate -0.28%	BNP Paribas - Jazz Pharmaceuticals plc - G50871105	Total Return Stock	2/17/2023	899,325	24,115	–	24,115

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	John Bean Technologies Corporation Effective Rate -0.28%	BNP Paribas - John Bean Technologies Corporation - 477839104	Total Return Stock	11/17/2022	$ 1,479,650	$ 116,023	$ –	$ 116,023
BNP Paribas	Ligand Pharmaceuticals, Inc. Effective Rate -0.28%	BNP Paribas - Ligand Pharmaceuticals, Inc. - 53220K504	Total Return Stock	9/19/2022	93,440	(6,272)	–	(6,272)
BNP Paribas	Live Nation Entertainment, Inc. Effective Rate -0.28%	BNP Paribas - Live Nation Entertainment, Inc. - 538034109	Total Return Stock	1/19/2023	1,682,066	83,076	–	83,076
BNP Paribas	Lumentum Holdings, Inc. Effective Rate 1.17%	BNP Paribas - Lumentum Holdings, Inc. - 55024UAD1	Fix Nominal	8/17/2022	(863,135)	(22,828)	–	(22,828)
BNP Paribas	Lumentum Holdings, Inc. Effective Rate -0.28%	BNP Paribas - Lumentum Holdings, Inc. - 55024U109	Total Return Stock	2/17/2023	2,714,922	66,061	–	66,061
BNP Paribas	Lyft, Inc. Effective Rate -0.28%	BNP Paribas - Lyft, Inc. - 55087P104	Total Return Stock	1/19/2023	1,360,422	(3,302)	–	(3,302)
BNP Paribas	Lyft, Inc. Effective Rate 1.17%	BNP Paribas - Lyft, Inc. - 55087PAB0	Fix Nominal	8/17/2022	(1,886,391)	(92)	–	(92)
BNP Paribas	Mandiant, Inc. Effective Rate -0.28%	BNP Paribas - Mandiant, Inc. - 562662106	Total Return Stock	11/17/2022	621,653	26,375	–	26,375
BNP Paribas	Mannkind Corporation Effective Rate 1.17%	BNP Paribas - Mankind Corporation - 56400PAP7	Fix Nominal	7/19/2022	(1,607,450)	(54,802)	–	(54,802)
BNP Paribas	Mannkind Corporation Effective Rate -0.28%	BNP Paribas - Mankind Corporation - 56400P706	Total Return Stock	7/19/2022	765,416	46,206	–	46,206

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	MicroStrategy, Inc. Effective Rate -0.28%	BNP Paribas - MicroStrategy, Inc. - 594972408	Total Return Stock	10/19/2022	$ 210,726	$ 45,103	$ –	$ 45,103
BNP Paribas	MP Materials Corporation Effective Rate -0.28%	BNP Paribas - MP Materials Corporation - 553368101	Total Return Stock	2/17/2023	1,893,952	279,728	–	279,728
BNP Paribas	Norwegian Cruise Line Holdings Ltd. Effective Rate -0.28%	BNP Paribas - Norwegian Cruise Line Holdings Ltd. - G66721104	Total Return Stock	1/19/2023	3,073,794	155,248	–	155,248
BNP Paribas	NuVasive, Inc. Effective Rate -0.28%	BNP Paribas - NuVasive, Inc. - 670704105	Total Return Stock	10/19/2022	535,680	36,338	–	36,338
BNP Paribas	Okta, Inc. Effective Rate -0.28%	BNP Paribas - Okta, Inc. - 679295105	Total Return Stock	2/17/2023	1,991,720	(7,139)	–	(7,139)
BNP Paribas	Okta, Inc. Effective Rate 1.17%	BNP Paribas - Okta, Inc. - 679295AD7	Fix Nominal	8/17/2022	(1,874,729)	8,591	–	8,591
BNP Paribas	Patrick Industries, Inc. Effective Rate -0.28%	BNP Paribas - Patrick Industries, Inc. - 703343103	Total Return Stock	2/17/2023	935,850	66,130	–	66,130
BNP Paribas	PennyMac Mortgage Investment Trust Effective Rate -0.28%	BNP Paribas - PennyMac Mortgage Investment Trust - 70931T103	Total Return Stock	9/19/2022	126,700	1,949	–	1,949
BNP Paribas	Perficient, Inc. Effective Rate -0.28%	BNP Paribas - Perficient, Inc. - 71375U101	Total Return Stock	12/19/2022	618,202	(31,735)	–	(31,735)
BNP Paribas	Progress Software Corporation Effective Rate -0.28%	BNP Paribas - Progress Software Corporation - 743312100	Total Return Stock	12/19/2022	889,840	(2,232)	–	(2,232)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Radius Global Infrastructure, Inc. Effective Rate -0.28%	BNP Paribas - Radius Global Infrastructure, Inc. - 750481103	Total Return Stock	10/19/2022	$ 770,630	$ 20,644	$ –	$ 20,644
BNP Paribas	Realogy Holdings Corporation Effective Rate -0.28%	BNP Paribas - Realogy Holdings Corporation - 75605Y106	Total Return Stock	11/17/2022	1,416,420	(2,701)	–	(2,701)
BNP Paribas	Silicon Laboratories, Inc. Effective Rate 1.21%	BNP Paribas - Silicon Laboratories, Inc. - 826919AD4	Fix Nominal	2/17/2023	(3,767,012)	(93,543)	–	(93,543)
BNP Paribas	Silicon Laboratories, Inc. Effective Rate -0.28%	BNP Paribas - Silicon Laboratories, Inc. - 826919102	Total Return Stock	2/17/2023	3,708,826	74,329	–	74,329
BNP Paribas	SoFi Technologies, Inc. Effective Rate -0.28%	BNP Paribas - SoFi Technologies, Inc. - 83406F102	Total Return Stock	1/19/2023	1,040,778	(36,335)	–	(36,335)
BNP Paribas	Southwest Airlines Company Effective Rate -0.28%	BNP Paribas - Southwest Airlines Company - 844741108	Total Return Stock	1/19/2023	2,323,745	34,072	–	34,072
BNP Paribas	Spotify Technology, Inc. Effective Rate -0.28%	BNP Paribas - Spotify Technology, Inc. - L8681T102	Total Return Stock	11/17/2022	231,957	16,051	–	16,051
BNP Paribas	Verint Systems, Inc. Effective Rate -0.28%	BNP Paribas - Verint Systems, Inc. - 92343X100	Total Return Stock	10/19/2022	691,182	28,966	–	28,966
BNP Paribas	Vishay Intertechnology, Inc. Effective Rate -0.28%	BNP Paribas - Vishay Intertechnology, Inc. - 928298108	Total Return Stock	10/19/2022	698,972	29,979	–	29,979
BNP Paribas	Wolfspeed, Inc. Effective Rate -0.28%	BNP Paribas - Wolfspeed, Inc. - 977852102	Total Return Stock	2/17/2023	442,893	(5,205)	–	(5,205)

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Total Return Swaps
Counterparty	Reference Entity / Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Value	Upfront Payments	Net Unrealized Appreciation / (Depreciation)
BNP Paribas	Workday, Inc. Effective Rate 1.17%	BNP Paribas - Workday, Inc. - 98138HAF8	Fix Nominal	8/17/2022	$ (1,684,952)	$ 45,860	$ –	$ 45,860
BNP Paribas	Workday, Inc. Effective Rate -0.28%	BNP Paribas - Workday, Inc. - 98138H101	Total Return Stock	10/19/2022	1,499,746	(43,743)	–	(43,743)
BNP Paribas	Workiva, Inc. Effective Rate -0.28%	BNP Paribas - Workiva, Inc. - 98139A105	Total Return Stock	2/17/2023	1,192,076	(61,794)	–	(61,794)
BNP Paribas	Ziff Davis, Inc. Effective Rate -0.28%	BNP Paribas - Ziff Davis, Inc. - 48123V102	Total Return Stock	11/17/2022	1,684,640	3,536	–	3,536
Total						$ 667,460	$ –	$ 667,460

The average monthly notional value for Swap Contracts – Receivable for the three months ended January 31, 2022 was $65,572,018.

The average monthly notional value for Swap Contracts – Payable for the three months ended January 31, 2022 was $21,097,704.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2022 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Futures
10-Year U.S. Treasury Note Future	2	03/31/22	$ 255,938	$ 5,218
5-Year U.S. Treasury Note Future	2	03/22/22	238,406	3,329
U.S. Treasury Long Bond Future	4	03/22/22	622,500	25,875
Total Futures Contracts Sold Short			$ 1,116,844	$ 34,422

The average monthly notional value of futures contracts sold short during the three months ended January 31, 2022 was $1,141,054.

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communications - 2.7%
Internet Media & Services - 2.7%
Yelp, Inc. (a)	5,124	$ 176,983

Consumer Discretionary - 15.6%
Automotive - 3.9%
Dana, Inc.	1,461	31,645
Gentherm, Inc. (a)	2,605	227,651
		259,296
Consumer Services - 1.1%
Rent-A-Center, Inc.	744	31,359
Stride, Inc. (a)	1,238	43,417
		74,776
Home Construction - 3.3%
Cavco Industries, Inc. (a)	600	161,664
Green Brick Partners, Inc. (a)	1,357	32,134
Patrick Industries, Inc.	432	27,821
		221,619
Leisure Facilities & Services - 3.9%
Cracker Barrel Old Country Store, Inc.	255	30,381
Texas Roadhouse, Inc.	2,665	227,564
		257,945
Leisure Products - 3.4%
Clarus Corporation	8,321	187,472
Johnson Outdoors, Inc. - Class A	384	34,645
		222,117
Consumer Staples - 3.5%
Food - 0.5%
Phibro Animal Health Corporation - Class A	1,739	33,562

Household Products - 1.5%
Central Garden & Pet Company (a)	1,011	46,900
Central Garden & Pet Company - Class A (a)	1,168	50,610
		97,510

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Consumer Staples - 3.5% (Continued)
Wholesale - Consumer Staples - 1.5%
United Natural Foods, Inc. (a)	2,528	$ 98,036

Energy - 1.0%
Oil & Gas Producers - 0.5%
Falcon Minerals Corporation	6,576	33,998

Renewable Energy - 0.5%
EnerSys	445	33,344

Financials - 6.2%
Banking - 5.7%
Cadence Bank	1,052	32,791
Glacier Bancorp, Inc.	632	32,820
International Money Express, Inc. (a)	5,666	90,712
Metropolitan Bank Holding Corporation (a)	1,909	190,900
Texas Capital Bancshares, Inc. (a)	530	33,231
		380,454
Specialty Finance - 0.5%
FirstCash Holdings, Inc.	474	33,038

Health Care - 20.3%
Biotech & Pharma - 3.4%
Antares Pharma, Inc. (a)	57,077	192,349
Eagle Pharmaceuticals, Inc. (a)	697	32,020
		224,369
Health Care Facilities & Services - 3.0%
Addus HomeCare Corporation (a)	404	32,251
Ensign Group, Inc. (The)	433	32,661
LHC Group, Inc. (a)	271	33,631
NeoGenomics, Inc. (a)	2,914	65,682
U.S. Physical Therapy, Inc.	376	36,386
		200,611
Medical Equipment & Devices - 13.9%
Atrion Corporation	50	30,270
CONMED Corporation	1,411	194,125

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 20.3% (Continued)
Medical Equipment & Devices - 13.9% (Continued)
Haemonetics Corporation (a)	1,153	$ 55,748
Harvard Bioscience, Inc. (a)	32,124	186,962
LeMaitre Vascular, Inc.	4,584	193,949
Merit Medical Systems, Inc. (a)	1,319	73,139
NuVasive, Inc. (a)	669	34,795
Utah Medical Products, Inc.	384	36,123
Varex Imaging Corporation (a)	4,604	120,164
		925,275
Industrials - 23.4%
Commercial Support Services - 2.5%
AMN Healthcare Services, Inc. (a)	1,020	103,367
Hackett Group, Inc. (The)	1,743	33,361
Huron Consulting Group, Inc. (a)	705	31,105
		167,833
Electrical Equipment - 2.5%
Advanced Energy Industries, Inc.	386	33,265
Allied Motion Technologies, Inc.	847	30,365
Badger Meter, Inc.	356	36,017
Itron, Inc. (a)	549	34,038
OSI Systems, Inc. (a)	384	31,849
		165,534
Engineering & Construction - 3.0%
MYR Group, Inc. (a)	2,106	198,027

Industrial Support Services - 1.6%
WESCO International, Inc. (a)	847	103,241

Machinery - 13.8%
Alamo Group, Inc.	224	31,550
Cactus, Inc. - Class A	4,423	214,339
CSW Industrials, Inc.	1,762	195,582
Ichor Holdings Ltd. (a)	2,359	100,069
John Bean Technologies Corporation	759	102,465
Kadant, Inc.	1,018	212,742
Tennant Company	426	32,874

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 23.4% (Continued)
Machinery - 13.8% (Continued)
Zurn Water Solutions Corporation	999	$ 30,509
		920,130
Materials - 2.8%
Chemicals - 2.3%
American Vanguard Corporation	10,024	152,064

Containers & Packaging - 0.5%
Greif, Inc. - Class B	582	34,571

Real Estate - 2.9%
REITs - 2.9%
Alexander's, Inc.	128	33,699
Community Healthcare Trust, Inc.	3,528	159,959
		193,658
Technology - 21.1%
Semiconductors - 10.1%
Amkor Technology, Inc.	1,469	32,347
Axcelis Technologies, Inc. (a)	3,216	201,354
Cohu, Inc. (a)	5,985	197,385
Ultra Clean Holdings, Inc. (a)	4,079	205,663
Vishay Intertechnology, Inc.	1,632	33,799
		670,548
Software - 4.4%
CommVault Systems, Inc. (a)	3,354	1226,261
Progress Software Corporation	762	134,679
Ziff Davis, Inc. (a)	326	34,249
		295,189
Technology Services - 6.6%
Cass Information Systems, Inc.	1,296	52,721
CSG Systems International, Inc.	601	34,119
HealthEquity, Inc. (a)	3,443	183,994
Maximus, Inc.	655	50,645

WESTWOOD SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Technology - 21.1% (Continued)
Technology Services - 6.6% (Continued)
TTEC Holdings, Inc.	1,433	$ 114,769
436,248

Total Common Stocks (Cost $6,911,197)		$ 6,609,976

MONEY MARKET FUNDS - 15.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.01% (b) (Cost $1,012,754)	1,012,754	$ 1,012,754

Investments at Value - 114.7% (Cost $7,923,951)		$ 7,622,730

Liabilities in Excess of Other Assets - (14.7%)		(978,192)

Net Assets - 100.0%		$ 6,644,538

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2022.